Income Taxes (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry forwards	$ 1,058,400	$ 932,050	$ 675,610
Net deferred tax assets before valuation allowance	1,058,400	932,050	675,610
Less: Valuation allowance	(1,058,400)	(932,050)	(675,610)
Net deferred tax assets